Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible assets other than goodwill
Acquisition Cost	$ 99,692	$ 99,692
Accumulated Amortization	(39,684)	(36,141)
Net Book Value	60,008	63,551
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(10,420)	(9,378)
Net Book Value	0	1,042
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	53,152	53,152
Accumulated Amortization	(10,889)	(10,162)
Net Book Value	42,263	42,990
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(18,375)	(16,601)
Net Book Value	$ 17,745	$ 19,519